UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C.  20549
                                    FORM 13F
                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/2003

Check here if Amendment   [ ]  Amendment Number:

This Amendment            [ ]  is a restatement
                          [ ]  adds new holding entries

Institutional Investment Manager Filing this Report:

Name:       CB Capital Management, Inc.
Address:    328 S. Saginaw Street, Mail Code: 002064
            Flint, MI 48502


13F File Number: 28-00183

The institutional investment Manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Charles Priem
Title: Compliance Manager
Phone: (989) 776-7568
Signature, Place, and Date of Signing:

Charles Priem   Flint, MI    01/15/2004

Report Type     (Check only one)
                [ ]            13F HOLDINGS REPORT
                [X]            13F NOTICE
                [ ]            13F COMBINATION REPORT


List of Other Managers Reporting for this Manager:
{If there is no entries in this list, omit this section.]

  Form 13F File Number   Name

   28-5136               Systematic Financial Management L.P.
   28-4189               Nicholas-Applegate Capital Management
   28-5703               BlackRock, Inc.